PROVISION FOR ENVIRONMENTAL REHABILITATION	12 Months Ended
Dec. 31, 2011
PROVISION FOR ENVIRONMENTAL REHABILITATION
14.	PROVISION FOR ENVIRONMENTAL REHABILITATION

The Group has made, and expects to make in the future, expenditures to comply with environmental laws and regulations, but cannot predict the full amount of such future expenditures. Estimated future reclamation costs are based principally on legal and regulatory requirements. The following is a reconciliation of the total liability for environmental rehabilitation:

	December 31, 2011	December 31, 2010	June 30, 2010
Asset retirement obligations
Opening balance	324.4	275.7	236.9
Addition to liabilities	18.7	12.3	11.9
Liabilities settled	(1.7)	(2.1)	(4.3)
Accretion of liability	24.9	10.9	19.3
Foreign currency translation adjustment	(29.4)	27.6	11.9

Balance at close	336.9	324.4	275.7

The Group intends to finance the ultimate rehabilitation costs of the South African operations from the monies invested with the environmental trust fund, ongoing contributions, as well as the proceeds of the sale of assets and gold from plant clean-up at the time of mine closure.